Accounts Receivable	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Accounts Receivable Net [Text Block]
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2013	2012

Gaming revenues receivable	$2,969,032	$2,480,961

As of June 30, 2013, accounts receivable were due from four Casino Operators. The accounts receivable from the four casinos at June 30, 2013 were 67%, 8%, 15% and 10% of total receivables. As of December 31, 2012, accounts receivable were due from three Casino Operators. The accounts receivable from the three casinos at December 31, 2012 were 32%, 26% and 42% of total receivables.